Financial assets and liabilities (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	R$ 3,173,497	R$ 2,675,344	R$ 2,652,426
Payments of principal	(1,821,135)	(188,206)	(162,853)
Payments of interest	(395,740)	(288,797)	(279,800)
Additions and remeasurements	1,778,600	627,779	101,753
Interest	375,937	313,438	298,527
Other	9,046	573	(117)
Liabilities arising from financing activities, ending	3,120,205	3,173,497	2,675,344
Business combination		33,366	65,408
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	2,195,161	1,800,775	1,882,901
Payments of principal	(1,624,911)	(128,696)	(112,630)
Payments of interest	(274,265)	(177,192)	(175,889)
Additions and remeasurements	1,494,881	491,593	5,288
Interest	252,870	201,472	197,678
Other	10,531	2,832	3,427
Liabilities arising from financing activities, ending	2,054,267	2,195,161	1,800,775
Business combination		4,377
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	978,336	874,569	769,525
Payments of principal	(49,411)	(41,221)	(31,473)
Payments of interest	(121,475)	(111,605)	(103,911)
Additions and remeasurements	136,714	117,897	77,715
Interest	123,067	111,966	100,849
Other	(1,485)	(2,259)	(3,544)
Liabilities arising from financing activities, ending	1,065,746	978,336	874,569
Business combination		28,989	65,408
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Payments of principal	(146,813)	(18,289)	(18,750)
Payments of interest
Additions and remeasurements	147,005	R$ 18,289	R$ 18,750
Liabilities arising from financing activities, ending	R$ 192